REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	$ 24,189	$ 20,701	$ 18,440
WatchPAT and other related services
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	22,384	18,105	15,697
Endo PAT and other related services
Disclosure Of Breakdown Of Revenues On The Basis Product Groups [Line Items]
Revenues	$ 1,805	$ 2,596	$ 2,743